Putnam
High Yield
Trust

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-29-00


[SCALE LOGO OMITTED]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The markets continued to provide their share of challenges and opportunities as your fund closed its books on the first half of fiscal 2000. In the following report, the fund's managers discuss performance for the period and prospects for the months ahead.

This is the last letter to you and the other shareholders of Putnam High Yield Trust that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a Putnam shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
April 19, 2000


Report from the Fund Managers

Rosemary H. Thomsen
Jeffrey A. Kaufman

Amid a relatively stagnant six-month period in the high-yield market, strong security selection -- especially in the telecommunications sector -- helped Putnam High Yield Trust post a performance that more than doubled that of the market as a whole. During the six months ended February 29, 2000, your fund's return was well ahead of the 1.52% return of the high-yield market as measured by the First Boston High Yield Bond Index. Rising interest rates and an uptick in defaults were the main culprits that held back the overall performance of high-yield bonds. However, our selection of strong performers, especially in the telecommunications sector, not only enabled the fund to outperform but also underscored the value of professional management in this challenging sector.

Total return for 6 months ended 2/29/00

            Class A              Class B              Class M
          NAV     POP          NAV     CDSC         NAV     POP
--------------------------------------------------------------------------
          3.43%  -1.47%        3.04%  -1.86%        3.40%   0.05%
--------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* HIGH-YIELD MARKET EXPERIENCES UPS AND DOWNS

The high-yield market got off to a slow start during the period, responding to a program of protracted interest-rate increases implemented by the Federal Reserve Board, a weak equity market in the summer, and concerns related to Y2K. As we entered the fourth quarter of 1999, though, both the high-yield and equity markets rallied strongly, led by the Nasdaq in general and securities of telecommunications stocks specifically.

That positive situation reversed as we entered 2000. Typically, the high-yield market experiences a bounce at the beginning of the year known as the January effect. The market tends to be anticipatory, however, and it appears that this performance boost hit the market a bit early, when fears about Y2K problems started to subside in December 1999.




[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Telecommunications           13.0%

Wireless
communications                6.2%

Cable television              6.1%

Broadcasting                  5.9%

Telephone
services                      4.3%

Footnote reads:
*Based on net assets as of 2/29/00. Holdings will vary over time.


Even though your fund has posted strong relative performance year to date in 2000, the high-yield market environment has proved to be anemic during that time. With the Fed pushing short-term interest rates higher four times since the middle of 1999, investors have become more attracted to the interest rates offered by shorter-term bonds and money market instruments.


"Managers are finding value in corporate and municipal junk bonds. For individuals, the safest way to play this market is probably via bond mutual funds, since dissecting the risks and returns of specific issues is a fine art."

 -- Business Week, March 20, 2000


Yields on the short end of the market have risen to the point at which they are as attractive as those offered by longer-term securities, but with less risk. This move has pulled assets away from our higher-yielding -- but more risky -- market.

In addition, defaults increased in a meaningful way in 1999 and this year's data indicate that this trend has not reversed. While your fund was not immune to this trend, we were able to avoid most of the higher-profile defaults and still deliver competitive returns.

* TELECOMMUNICATIONS LEADS MARKET AND HELPS YOUR FUND

A backdrop characterized by little difference between short- and long-term yields can be stagnant for the fixed-income market in general and high-yield in particular. Nevertheless, your fund's results have been favorable during the past six months. The main reason? Our sharp focus on securities offered by telecommunications companies and their continuing strength. This sector now accounts for more than 20% of the high-yield market and is by far its most influential sector.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Nextel Communications, Inc.
sr. notes 9 3/8s, 2009
Wireless communications

Midland Funding II Corp.
deb. Ser. A, 11 3/4s, 2005
Electric utilities

Millicom International Cellular S.A.
sr. disc. notes stepped-coupon zero %
(13 1/2s, 6/1/01), 2006 (Luxembourg)
Wireless communications

United Pan-Europe N.V.
144A sr. disc. notes stepped-coupon zero %
(13 3/4s, 2/1/05), 2010
(Netherlands)
Cable television

Allied Waste Industries, Inc.
company guaranty Ser. B, 10s, 2009
Environmental control

Chancellor Media Corp.
company guaranty 8s, 2008
Broadcasting

McCaw International Ltd.
sr. disc. notes stepped coupon zero %
(13s, 4/15/02), 2007
Wireless communications

CSC Holdings, Inc.
Ser. M, $11.125 cum. pfd.
Cable television

Lyondell Petrochemical Co.
sec. notes Ser. B, 9 7/8s, 2007
Chemicals

Viatel, Inc.
sr. disc. notes stepped-coupon zero %
(12 1/2s, 4/15/03), 2008
Telephone services

Footnote reads:
These holdings represent 7.8% of the fund's net assets as of 2/29/00. Portfolio holdings will vary over time.


Telecom has done well largely because the explosion of the Internet has sparked demand for all sorts of communications products and services, including broadband, fiber optics, and networking. While fiber-optic loops now circle major cities around the globe, the competitive local exchange carriers (CLECs), which connect these networks over the last mile into buildings, businesses, and homes, have assumed significant strategic importance.

Intense merger and acquisition activity also helped propel securities prices in the telecom sector. Among the fund's holdings that benefited from investor enthusiasm about this development were Global Crossing, which provides state-of-the-art Internet and long-distance telecommunications services using undersea and overland digital fiber-optic cable systems.

Nextel, a wireless communications provider and another of the fund's best performers, had a breakout year in 1999, ending the year with more than 4 million subscribers. While these holdings and others discussed in this report were viewed favorably at the end of the period, all holdings are subject to review in accordance with the fund's investment strategy and may vary in the future.

Other investments that helped boost performance included PSINet, an Internet supercarrier with fiber networks around the globe, and Viatel, a European company that is setting up networks across Europe. There, we've seen a significant amount of merger and acquisition activity, largely because the Continent's telecommunications industry was deregulated after the United States telecommunications industry and the Continent is trying to play catch-up. Now that the European community has been united even further through a common currency, Internet-driven demand for communications services and infrastructure has exploded.

The entry of some new competition into Revlon's market, combined with mismanagement of inventory control, affected the performance of the company's bonds. These developments created the perception that the company might encounter some liquidity problems and along with disappointing earnings, hurt the valuations of the firm's securities However, the fund still owns Revlon bonds because we feel these are short-term difficulties from which the company should recover.

* EXCELLENT LONG-TERM OUTLOOK FOR HIGH-YIELD BONDS

With short-term yields competing for investor interest against those offered by longer-term securities, the investment environment for high-yield securities could remain stagnant over the near future, especially since all indications are that the Fed will continue to raise short-term interest rates. Nevertheless, the fundamentals of the high-yield market, most notably within the all-important telecommunications sector, remain quite favorable.

Overall yields in the market remain at a particularly attractive level of about 12%. Therefore, the long-term outlook is excellent with valuations at very appealing levels. While it may be tough sailing for a while into the headwind caused by Fed rate hikes, we remain confident that high-yield debt securities can provide significant opportunities for the investor seeking high income and capital appreciation.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/29/00, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield bonds reflect a greater possibility that adverse changes in the economy or poor performance by the issuers of these bonds may affect the issuer's ability to pay principal and interest.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam High Yield Trust is designed for investors seeking high current income through a diversified portfolio of high-yielding lower-rated corporate bonds, with a secondary objective of capital growth when consistent with high current income.


TOTAL RETURN FOR PERIODS ENDED 2/29/00

                     Class A           Class B            Class M
(inception dates)   (2/14/78)          (3/1/93)          (7/3/95)
                  NAV       POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------
6 months          3.43%    -1.47%    3.04%   -1.86%    3.40%    0.05%
------------------------------------------------------------------------
1 year            6.24      1.15     5.45     0.67     5.99     2.55
------------------------------------------------------------------------
5 years          45.62     38.71    40.30    38.54    43.96    39.29
Annual average    7.81      6.76     7.01     6.74     7.56     6.85
------------------------------------------------------------------------
10 years        183.03    169.54   162.50   162.50   176.11   167.16
Annual average   10.96     10.42    10.13    10.13    10.69    10.33
------------------------------------------------------------------------
Annual average
(life of fund)   10.17      9.93     9.20     9.20     9.75     9.59
------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 2/29/00

                                  First Boston
                                   High Yield            Consumer
                                   Bond Index          price index
-----------------------------------------------------------------------
6 months                              1.52%               1.67%
-----------------------------------------------------------------------
1 year                                2.76                3.16
-----------------------------------------------------------------------
5 years                              49.45               12.58
Annual average                        8.36                2.40
-----------------------------------------------------------------------
10 years                            202.07               32.81
Annual average                       11.69                2.88
-----------------------------------------------------------------------
Life of fund                           n/a              170.27
Annual average                         n/a                4.62
-----------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 2/29/00

                                Class A        Class B       Class M
-----------------------------------------------------------------------------
Distributions (number)             6              6             6
-----------------------------------------------------------------------------
Income                          $0.546         $0.506        $0.533
-----------------------------------------------------------------------------
 Total                          $0.546         $0.506        $0.533
-----------------------------------------------------------------------------
Share value:                  NAV     POP        NAV       NAV     POP
-----------------------------------------------------------------------------
8/31/99                      $10.46  $10.98    $10.42     $10.45  $10.80
-----------------------------------------------------------------------------
2/29/00                       10.26   10.77     10.22      10.26   10.60
-----------------------------------------------------------------------------
Current return (end of period)
-----------------------------------------------------------------------------
Current dividend rate1        10.64%  10.14%     9.86%     10.41%  10.08%
-----------------------------------------------------------------------------
Current 30-day SEC yield2     10.94   10.41     10.17      10.69   10.34
-----------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2 Based on investment income, calculated using SEC guidelines.


TOTAL RETURN FOR PERIODS ENDED 3/31/00 (most recent calendar quarter)

                       Class A            Class B           Class M
(inception dates)     (2/14/78)          (3/1/93)           (7/3/95)
                    NAV       POP      NAV      CDSC      NAV      POP
-----------------------------------------------------------------------------
6 months            3.40%    -1.48%    2.92%   -1.97%     3.27%   -0.13%
-----------------------------------------------------------------------------
1 year              3.48     -1.44     2.69    -1.96      3.23    -0.09
-----------------------------------------------------------------------------
5 years            43.03     36.25    37.81    36.08     41.38    36.80
Annual average      7.42      6.38     6.62     6.36      7.17     6.47
-----------------------------------------------------------------------------
10 years          177.16    163.90   157.08   157.08    170.56   161.76
Annual average     10.73     10.19     9.90     9.90     10.47    10.10
-----------------------------------------------------------------------------
Annual average
(life of fund)     10.09      9.85     9.11     9.11      9.67     9.51
-----------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.


Comparative benchmarks

First Boston High Yield Bond Index is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Baa by Moody's.*

The Lehman Brothers Corporate Bond Index is an index of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities.*

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



The fund's portfolio
February 29, 2000 (Unaudited)

CORPORATE BONDS AND NOTES (82.8%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
Advertising (0.6%)
--------------------------------------------------------------------------------------------------------------------------
     $   10,950,000  Aoa Holdings LLC 144A sr. notes 10 3/8s, 2006                                          $   10,731,000
          7,100,000  Interact Operating Co. notes 14s, 2003                                                      2,130,000
            210,000  Lamar Media Corp. company guaranty 9 5/8s, 2006                                               210,525
          2,645,000  Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                               2,618,550
          1,305,000  Lamar Media Corp. company guaranty 8 5/8s, 2007                                             1,252,800
                                                                                                            --------------
                                                                                                                16,942,875

Aerospace and Defense (1.2%)
--------------------------------------------------------------------------------------------------------------------------
          4,270,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                               3,501,400
          4,010,000  Argo-Tech Corp. company guaranty Ser. D, 8 5/8s, 2007                                       3,428,550
          2,745,000  BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                              2,525,400
          5,080,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                          4,318,000
          4,410,000  Burke Industries, Inc. company guaranty 10s, 2007                                           2,050,650
          2,300,000  Decrane Aircraft Holdings company guaranty Ser. B, 12s, 2008                                2,093,000
          5,150,000  L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                               5,175,750
          5,750,000  L-3 Communications Corp. sr. notes 9 1/8s, 2008                                             5,189,375
          2,050,000  L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                        1,855,250
          4,380,000  L-3 Communications Corp. company guaranty Ser. B, 8s, 2008                                  3,843,450
                                                                                                            --------------
                                                                                                                33,980,825

Agriculture (0.5%)
--------------------------------------------------------------------------------------------------------------------------
         16,409,465  Premium Standard Farms, Inc. sr. sec. notes 11s, 2003 (PIK)                                14,932,613

Airlines (1.0%)
--------------------------------------------------------------------------------------------------------------------------
          7,600,000  Air 2 US Industries 144A sr. sub. notes 12.266s, 2020                                       7,766,440
          6,580,000  Calair LLC 144A company guaranty 8 1/8s, 2008                                               5,667,025
          8,235,000  Canadian Airlines Corp. secd. notes 10s, 2005 (Canada)
                       (In default) (NON)                                                                        6,670,350
          4,030,000  Continental Airlines, Inc. sr. notes 9 1/2s, 2001                                           4,030,000
          4,935,000  Trans World Airlines, Inc. sr. notes 11 1/2s, 2004                                          3,133,725
          4,340,000  Trans World Airlines, Inc. sr. notes 11 3/8s, 2006                                          1,725,150
                                                                                                            --------------
                                                                                                                28,992,690

Apparel (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          3,310,000  GFSI, Inc. sr. disc. notes stepped-coupon Ser. B, zero %
                       (11 3/8s, 9/15/04), 2009 (STP)                                                              662,000
         11,400,000  Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                              11,514,000
          5,850,000  William Carter Holdings Co. sr. sub. notes Ser. A, 12s, 2008                                5,440,500
                                                                                                            --------------
                                                                                                                17,616,500

Automotive (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          6,070,000  Dura Operating Corp. company guaranty Ser. B, 9s, 2009                                      5,705,800
          1,295,000  Oxford Automotive, Inc. company guaranty Ser. D,
                       10 1/8s, 2007                                                                             1,217,300
          4,350,000  Transportation Manufacturing Operations Inc.
                       company guaranty 11 1/4s, 2009                                                            4,360,875
                                                                                                            --------------
                                                                                                                11,283,975

Automotive Parts (1.6%)
--------------------------------------------------------------------------------------------------------------------------
          4,599,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                       4,621,995
          4,485,000  Aftermarket Technology Corp. sr. sub. notes Ser. D, 12s, 2004                               4,507,425
         12,920,000  Federal Mogul Corp. notes 7 1/2s, 2009                                                     11,205,774
          4,985,714  Federal Mogul Corp. bank tern loan, FRN 6.29s, 2010                                         4,991,946
            870,000  Hayes Lemmerz International, Inc. company guaranty Ser. B,
                       8 1/4s, 2008                                                                                767,775
          7,950,000  Lear Corp. sub. notes 9 1/2s, 2006                                                          7,910,250
         10,820,000  Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                     10,657,700
          7,910,000  Safety Components International, Inc. sr. sub. notes Ser. B,
                       10 1/8s, 2007 (In default) (NON)                                                          1,740,200
          1,140,000  San Luis Corp. S.A. de CV sr. notes 8 7/8s, 2008 (Mexico)                                   1,037,400
                                                                                                            --------------
                                                                                                                47,440,465

Banks (1.5%)
--------------------------------------------------------------------------------------------------------------------------
          4,450,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2005                                        7,291,448
         10,480,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                                6,812,000
            595,000  Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                        585,694
          8,800,000  Hanvit Bank 144A sub. notes 11 3/4s, 2010 (Korea)                                           8,866,000
            830,000  North Fork Capital Trust I company guaranty 8.7s, 2026                                        761,185
          3,400,000  Peoples Heritage Capital Trust company guaranty Ser. B,
                       9.06s, 2027                                                                               3,243,056
          2,375,000  Provident Capital Trust company guaranty 8.6s, 2026                                         2,227,394
          1,450,000  Riggs Capital Trust 144A company guaranty 8 7/8s, 2027                                      1,330,897
          3,690,000  Riggs Capital Trust 144A bonds 8 5/8s, 2026                                                 3,284,211
          4,110,000  Sovereign Bancorp Inc. sr. notes 10 1/2s, 2006                                              4,110,000
          5,300,000  Sovereign Capital Trust company guaranty 9s, 2027                                           3,917,601
          1,225,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                              1,163,640
                                                                                                            --------------
                                                                                                                43,593,126

Basic Industrial Products (0.3%)
--------------------------------------------------------------------------------------------------------------------------
         12,019,157  Grove Investors LLC notes 14 1/2s, 2010 (PIK)                                                 721,149
            920,000  Koppers Industries, Inc. 144A company guaranty 9 7/8s, 2007                                   851,000
          4,710,000  Paragon Corp. Holdings, Inc. company guaranty Ser. B,
                       9 5/8s, 2008                                                                              1,648,500
          4,300,000  Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                                    3,934,500
                                                                                                            --------------
                                                                                                                 7,155,149

Broadcasting (4.7%)
--------------------------------------------------------------------------------------------------------------------------
          3,270,000  Ackerly Group, Inc. sr. sub. notes Ser. B, 9s, 2009                                         3,073,800
          9,880,000  Acme Television sr. disc. notes stepped-coupon zero %
                       (10 7/8s, 9/30/00), 2004 (STP)                                                            9,089,600
          4,000,000  Allbritton Communications Co. sr. sub. deb. Ser. B, 9 3/4s, 2007                            3,880,000
          2,110,000  Allbritton Communications Co. sr. sub. notes Ser. B, 8 7/8s, 2008                           1,972,850
             29,600  AMFM Operating, Inc. deb. 12 5/8s, 2006 (PIK)                                                  33,596
            338,956  Australis Media, Ltd. sr. disc. notes stepped-coupon zero %
                       (15 3/4s 5/15/00), 2003 (In default) (Australia) (STP) (PIK) (NON)                               34
          2,555,791  Australis Media, Ltd. sr. sec. disc. notes zero %,
                       2000 (In default) (Australia) (NON)                                                         383,369
          3,085,000  Benedek Communications Corp. sr. disc. notes stepped-coupon
                       zero % (13 1/4s, 5/15/01), 2006 (STP)                                                     2,842,056
          6,000,000  Benedek Broadcasting bank term loan Ser. B, FRN 9.41s, 2007                                 6,007,500
         17,685,000  Capstar Broadcasting sr. disc. notes stepped-coupon zero %
                       (12 3/4s, 2/1/02), 2009 (STP)                                                            15,562,800
          6,714,100  Capstar Broadcasting sub. deb. 12s, 2009 (PIK)                                              7,586,933
         11,090,000  CD Radio, Inc. sec. notes 14 1/2s, 2009                                                    10,646,400
          3,800,000  Central European Media Enterprises Ltd. sr. notes 9 3/8s,
                       2004 (Bermuda)                                                                            1,558,000
         22,210,000  Chancellor Media Corp. company guaranty 8s, 2008                                           22,043,425
          6,914,690  Citadel Broadcasting, Inc. sr. sub. notes 10 1/4s, 2007                                     7,035,697
          1,690,000  Fox Family Worldwide, Inc. sr. disc. notes stepped-coupon
                       zero % (10 1/4s, 11/1/02), 2007 (STP)                                                     1,073,150
          5,040,000  Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                           4,561,200
            860,000  Granite Broadcasting Corp. sr. sub. notes 9 3/8s, 2005                                        812,700
          8,485,000  Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                      7,636,500
          5,125,000  Heritage Media Services Corp. sr. sub. notes 8 3/4s, 2006                                   5,163,438
          7,214,000  PHI Holdings, Inc. sr. sub. notes zero %, 2001                                              6,095,830
          3,315,000  Radio One Inc. company guaranty stepped-coupon Ser. B,
                       7s, (12s, 5/15/00), 2004 (STP)                                                            3,547,050
          6,660,000  Spanish Broadcasting Systems sr. sub. notes 9 5/8s, 2009                                    6,560,100
          2,000,000  TV Azteca S.A. de C.V. sr. notes 11s, 2002 (Mexico)                                         1,910,000
          3,550,000  TV Azteca S.A. de C.V. sr. notes 10 1/2s, 2007 (Mexico)                                     3,266,000
          2,580,000  TV Azteca S.A. de C.V. sr. notes Ser. A, 10 1/8s, 2004 (Mexico)                             2,418,750
                                                                                                            --------------
                                                                                                               134,760,778

Building and Construction (1.1%)
--------------------------------------------------------------------------------------------------------------------------
          4,370,000  American Architectural Products Corp. company guaranty
                       11 3/4s, 2007                                                                             1,092,500
          2,540,000  Atrium Companies Inc. company guaranty Ser. B, 10 1/2s, 2009                                2,432,050
          6,790,000  D.R. Horton, Inc. company guaranty 8s, 2009                                                 5,992,175
         11,460,000  GS Superhighway Holdings sr. notes 10 1/4s, 2007 (China)                                    7,907,400
          1,380,000  GS Superhighway Holdings sr. notes 9 7/8s, 2004 (China)                                       979,800
          3,320,000  Jackson Products, Inc. company guaranty Ser. B, 9 1/2s, 2005                                3,071,000
          2,230,000  Lennar Corp. sr. notes 7 5/8s, 2009                                                         1,895,924
          4,410,000  NCI Building Systems Inc. sr. sub. notes Ser. B, 9 1/4s, 2009                               4,189,500
            967,719  Terex Corp. bank term loan, FRN 8.18s, 2005                                                   962,881
          3,155,000  Toll Corp. company guaranty 8 1/8s, 2009                                                    2,878,938
                                                                                                            --------------
                                                                                                                31,402,168

Building Products (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            686,000  American Standard, Inc. company guaranty 7 5/8s, 2010                                         620,830
          6,226,000  American Standard, Inc. company guaranty 7 3/8s, 2005                                       5,821,310
          7,220,000  Building Materials Corp. company guaranty 8s, 2008                                          6,281,400
                                                                                                            --------------
                                                                                                                12,723,540

Business Equipment and Services (0.8%)
--------------------------------------------------------------------------------------------------------------------------
          4,285,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                                3,813,650
          4,740,000  Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                             4,882,200
          9,425,000  U.S. Office Products Co. company guaranty 9 3/4s, 2008                                      3,675,750
          4,405,149  U.S. Office Products Co. bank term loan Ser. B, FRN 8.09s, 2006                             3,524,119
          7,321,000  United Stationer Supply, Inc. sr. sub. notes 12 3/4s, 2005                                  7,842,621
                                                                                                            --------------
                                                                                                                23,738,340

Cable Television (5.4%)
--------------------------------------------------------------------------------------------------------------------------
          6,751,000  21st Century Telecom Group sub. deb. 13 3/4s, 2010 (PIK)                                    6,075,900
         23,175,000  21st Century Telecom Group, Inc. sr. disc. notes
                       stepped-coupon zero % (12 1/4s, 2/15/03), 2008 (STP)                                     16,048,688
          3,380,000  Alaska Communications Systems Corp. company guaranty
                       9 3/8s, 2009                                                                              3,151,850
          3,965,000  Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007                                3,925,350
          6,140,000  Adelphia Communications Corp. sr. notes Ser. B, 8 3/8s, 2008                                5,541,350
          1,890,000  Bresnan Communications, Inc. sr. notes Ser. B, 8s, 2009                                     1,899,450
          2,363,000  Century Communications Corp. sr. notes 8 7/8s, 2007                                         2,203,498
          5,000,000  Charter Communications Holdings LLC 144A sr. disc. notes
                       stepped-coupon zero % (11 3/4s, 1/15/05), 2010 (STP)                                      2,850,000
         14,575,000  Charter Communications Holdings LLC sr. disc. notes
                       stepped-coupon zero % (9.92s, 4/1/04), 2011 (STP)                                         8,380,625
          2,250,000  Charter Communications Holdings LLC sr. notes 8 5/8s, 2009                                  2,047,500
          3,730,000  Charter Communications Holdings LLC sr. notes 8 1/4s, 2007                                  3,422,275
          4,270,000  Classic Cable, Inc. 144A sr. sub. notes 10 1/2s, 2010                                       4,275,338
          2,320,000  CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2023                                               2,401,200
          9,020,000  CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                               9,313,150
          4,475,000  CSC Holdings, Inc. sr. notes 7 1/4s, 2008                                                   4,165,464
          6,425,000  Diamond Cable Communication Co. sr. disc. notes stepped-coupon zero % (10 3/4s, 2/15/02),
                       2007 (United Kingdom) (STP)                                                               5,091,813
          1,875,000  Globo Communicacoes 144A company guaranty 10 1/2s,
                       2006 (Brazil)                                                                             1,631,250
         14,785,000  Knology Holdings, Inc. sr. disc. notes stepped-coupon 11 7/8s,
                       (11 7/8s, 10/15/02), 2007 (STP)                                                           9,610,250
            770,000  Lenfest Communications, Inc. sr. sub. notes 8 1/4s, 2008                                      778,058
          7,360,000  NTL Communications Corp. sr. notes Ser. B, 11 1/2s, 2008                                    7,746,400
          2,370,000  RCN Corp. sr. disc. notes stepped-coupon 11 1/8s,
                       (11 1/8s, 10/15/02), 2007 (STP)                                                           1,576,050
          1,030,000  Rogers Cablesystems Ltd. notes 11s, 2015 (Canada)                                           1,169,050
            450,000  Rogers Cablesystems Ltd. company guaranty 10s,
                       2007 (Canada)                                                                               472,500
            115,000  Rogers Cablesystems Ltd. sr. notes Ser. B, 10s, 2005 (Canada)                                 120,750
          7,850,000  Supercanal Holdings S.A. 144A sr. notes 11 1/2s,
                       2005 (In default) (Argentina) (NON)                                                       4,631,500
          8,630,000  TeleWest Communications Plc 144A sr. disc. notes stepped-coupon 11 3/8s, (11 3/8s, 2/1/05),
                       2010 (United Kingdom) (STP)                                                               5,091,700
          2,410,000  TeleWest Communications Plc structured notes (issued by
                       DLJ International Capital) 10 7/8s, 2005 (Cayman Islands)                                 2,391,443
          2,790,000  TeleWest Communications Plc 144A sr. notes 9 7/8s, 2010                                     2,790,000
          5,740,000  TeleWest Communications Plc 144A sr. disc. notes stepped-coupon zero %, (9 1/4, 4/15/04),
                       2009 (United Kingdom) (STP)                                                               3,386,600
         42,380,000  United Pan-Europe N.V. 144A sr. disc. notes stepped-coupon
                       zero % (13 3/4s, 2/1/05), 2010 (Netherlands) (STP)                                       22,461,400
          9,180,000  United Pan-Europe N.V. sr. disc. notes stepped-coupon zero %
                       (12.5s, 8/1/04), 2009 (Netherlands) (STP)                                                 5,117,850
          5,690,000  United Pan-Europe N.V. 144A 10 7/8s, 2009 (Netherlands)                                     5,547,750
                                                                                                            --------------
                                                                                                               155,316,002

Chemicals (3.1%)
--------------------------------------------------------------------------------------------------------------------------
          6,380,000  Geo Specialty Chemicals, Inc. sr. sub. notes 10 1/8s, 2008                                  5,423,000
          5,810,000  Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                             5,490,450
         14,120,000  Huntsman ICI Chemicals Inc. 144A sr. sub. notes 10 1/8s, 2009                              14,049,400
         20,115,000  Lyondell Petrochemical Co. sec. notes Ser. B, 9 7/8s, 2007                                 19,310,400
          2,416,000  Lyondell Petrochemical Co. notes Ser. A, 9 5/8s, 2007                                       2,319,360
          7,065,000  Lyondell Petrochemical Co. sr. sub. notes 10 7/8s, 2009                                     6,676,425
         10,250,000  PCI Chemicals & Pharmaceuticals company guaranty 9 1/4s,
                       2007 (India)                                                                              8,405,000
          5,905,000  Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007                                    5,078,300
          2,432,229  Pioneer Americas Acquisition bank term loan FRN 8.87s, 2006                                 2,018,750
          1,437,879  Pioneer Americas Acquisition bank term loan FRN 7.86s, 2006                                 1,179,061
         11,513,144  Polytama International notes 11 1/4s, 2007 (Indonesia)                                      1,381,577
          5,850,000  Royster-Clark Inc. 144A 1st mtge 10 1/4s, 2009                                              5,206,500
          7,140,000  Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                       zero % (13 1/2s, 8/15/01), 2008 (STP)                                                     2,356,200
          2,610,000  Sterling Chemicals, Inc. company guaranty Ser. B, 12 3/8s, 2006                             2,701,350
          1,170,000  Sterling Chemicals, Inc. sr. sub. notes Ser. A, 11 1/4s, 2007                                 965,250
          7,355,000  Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                                               5,810,450
                                                                                                            --------------
                                                                                                                88,371,473

Computer Services and Software (1.7%)
--------------------------------------------------------------------------------------------------------------------------
          2,975,000  Concentric Network Corp. sr. notes 12 3/4s, 2007                                            3,205,563
          5,480,000  Cybernet Internet Services Intl., Inc. 144A sr. notes 14s, 2009                             4,548,400
          6,690,000  Exodus Communications, Inc. 144A sr. notes 10 3/4s, 2009                                    6,790,350
          5,000,000  Globix Corp. 144A sr. notes 12 1/2s, 2010                                                   4,962,500
            460,000  PSINet, Inc. sr. notes 11 1/2s, 2008                                                          464,600
          6,760,000  PSINet, Inc. sr. notes 11s, 2009                                                            6,895,200
            740,000  PSINet, Inc. 144A sr. notes 10 1/2s, 2006                                                     728,900
          4,250,000  Rhythms Netconnections Inc. 144A sr. notes 14s, 2010                                        4,186,250
         11,185,000  Unisys Corp. sr. notes 11 3/4s, 2004                                                       12,079,800
          2,000,000  Unisys Corp. sr. notes 7 7/8s, 2008                                                         1,870,000
          4,070,000  Verio Inc. sr. notes 11 1/4s, 2008                                                          4,131,050
                                                                                                            --------------
                                                                                                                49,862,613

Conglomerates (0.3%)
--------------------------------------------------------------------------------------------------------------------------
         14,360,000  Cathay International Ltd. 144A sr. notes 13 1/2s, 2008 (China)                              7,180,000

Consumer Durable Goods (1.1%)
--------------------------------------------------------------------------------------------------------------------------
          7,980,000  Albecca Inc. company guaranty 10 3/4s, 2008                                                 6,364,050
          5,000,000  Doskcil Manufacturing Co 144A sr. sub. notes 10 1/8s, 2007                                  1,900,000
          4,460,000  Iron Age Corp. company guaranty 9 7/8s, 2008                                                3,211,200
         13,600,000  Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                               11,424,000
          7,418,478  Sealy Mattress Co. 144A sr. notes 12s, 2008                                                 7,195,924
                                                                                                            --------------
                                                                                                                30,095,174

Consumer Services (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          8,000,000  Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                                              8,120,000

Cosmetics (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,135,000  French Fragrances, Inc. company guaranty Ser. D, 10 3/8s, 2007                              1,089,600
          3,275,000  French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                     3,111,250
          3,180,000  Revlon Consumer Products sr. notes 9s, 2006                                                 2,273,700
         10,940,000  Revlon Consumer Products sr. sub. notes 8 5/8s, 2008                                        4,376,000
                                                                                                            --------------
                                                                                                                10,850,550

Electric Utilities (3.7%)
--------------------------------------------------------------------------------------------------------------------------
          5,880,000  AES China Generating Co. sr. notes 10 1/8s, 2006 (China)                                    4,116,000
          3,060,000  Applied Power Inc. sr. sub. notes 8 3/4s, 2009                                              3,136,500
          3,440,000  Azurix Corp. 144A notes 10 3/8s, 2007                                                       3,465,800
          4,000,000  Calpine Corp. sr. notes 10 1/2s, 2006                                                       4,220,000
          2,185,000  Calpine Corp. sr. notes 7 7/8s, 2008                                                        2,095,643
          2,025,000  Calpine Corp. sr. notes 7 3/4s, 2009                                                        1,913,625
          2,390,000  Cleveland Electric Illuminating Co. 1st mtge 6.86s, 2008                                    2,193,375
          7,350,000  CMS Energy Corp. pass-through certificates 7s, 2005                                         6,814,185
          4,410,000  CMS Energy Corp. sr. notes Ser. B, 6 3/4s, 2004                                             4,112,325
         15,100,000  Midland Funding II Corp. deb. Ser. B, 13 1/4s, 2006                                        17,549,522
         22,325,000  Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005                                        23,897,127
          2,025,000  North Atlantic Energy Corp. 1st mtge. Ser. A, 9.05s, 2002                                   2,042,962
          3,365,903  Northeast Utilities System notes Ser. A, 8.58s, 2006                                        3,356,377
          6,929,984  Northeast Utilities System notes Ser. B, 8.38s, 2005                                        6,896,790
         18,680,000  Panda Global Energy Co. company guaranty 12 1/2s,
                       2004 (China)                                                                              9,340,000
         11,130,000  York Power Funding 144A notes 12s, 2007 (Cayman Islands)                                   11,463,900
                                                                                                            --------------
                                                                                                               106,614,131

Electronics (1.0%)
--------------------------------------------------------------------------------------------------------------------------
          1,585,000  Celestica International Ltd. 144A sr. sub. notes 10 1/2s,
                       2006 (Canada)                                                                             1,616,700
          6,485,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                           6,355,300
          3,770,000  Flextronics International Ltd. sr. sub. notes Ser. B, 8 3/4s, 2007                          3,600,350
            900,000  Hadco Corp. company guaranty 9 1/2s, 2008                                                     868,500
          1,405,000  HCC Industries, Inc. company guaranty 10 3/4s, 2007                                           800,850
          5,450,000  Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                                 5,531,750
          3,950,000  Telecommunications Techniques, Inc. company guaranty
                       9 3/4s, 2008                                                                              3,604,375
          4,820,000  Viasystems, Inc. sr. notes Ser. B, 9 3/4s, 2007                                             3,759,600
          4,205,000  Viasystems, Inc. sr. sub. notes 9 3/4s, 2007                                                3,279,900
                                                                                                            --------------
                                                                                                                29,417,325

Entertainment (1.0%)
--------------------------------------------------------------------------------------------------------------------------
          8,190,000  Premier Parks, Inc. sr. notes 9 3/4s, 2007                                                  7,780,500
          4,500,000  Premier Parks bank term loan FRN 8.66s, 2005                                                4,533,750
          5,000,000  SFX Entertainment, Inc. bank term loan Ser. B, FRN 9.56s, 2006                              5,000,000
          5,990,000  SFX Entertainment, Inc. company guaranty 9 1/8s, 2008                                       6,139,750
          6,880,000  SFX Entertainment, Inc. 144A company guaranty Ser. B,
                       9 1/8s, 2008                                                                              6,467,200
                                                                                                            --------------
                                                                                                                29,921,200

Environmental Control (1.3%)
--------------------------------------------------------------------------------------------------------------------------
         27,510,000  Allied Waste Industries, Inc. company guaranty Ser. B, 10s, 2009                           22,420,650
          4,500,000  Allied Waste Industries, Inc. bank term loan Ser. C, FRN
                       8.438s, 2007                                                                              4,421,925
          3,750,000  Allied Waste Industries, Inc. bank term loan Ser. B, FRN
                       8.188s, 2006                                                                              3,661,913
          5,900,000  Allied Waste Industries, Inc. company guaranty Ser. B,
                       7 5/8s, 2006                                                                              5,074,000
          2,530,000  Waste Management, Inc. sr. notes 7 1/8s, 2007                                               2,251,776
            320,000  Waste Management, Inc. company guaranty 6 7/8s, 2009                                          271,488
                                                                                                            --------------
                                                                                                                38,101,752

Financial Services (3.2%)
--------------------------------------------------------------------------------------------------------------------------
         11,570,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                                6,942,000
          8,950,000  Advanta Corp. company guaranty Ser. B, 8.99s, 2026                                          6,399,250
         14,125,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                             13,224,249
          4,515,000  AMRESCO, Inc. sr. sub. notes Ser. 98-A, 9 7/8s, 2005                                        3,160,500
          6,610,000  Colonial Capital II 144A company guaranty 8.92s, 2027                                       6,003,380
          7,678,000  Conseco Financial Corp. sr. sub. notes 10 1/4s, 2002                                        7,899,050
         12,490,000  Contifinancial Corp. sr. notes 8 3/8s, 2003                                                 1,124,100
          4,225,000  Contifinancial Corp. sr. notes 8 1/8s, 2008                                                   380,250
          3,920,000  Contifinancial Corp. sr. notes 7 1/2s, 2002                                                   343,000
          6,450,000  GS Escrow Corp. sr. notes 7 1/8s, 2005                                                      5,767,719
          6,620,000  Imperial Credit Capital Trust I 144A company guaranty
                       10 1/4s, 2002                                                                             5,130,500
            530,000  Imperial Credit Industries, Inc. sr. notes 9 7/8s, 2007                                       402,800
          6,700,000  Local Financial Corp. sr. notes 11s, 2004                                                   6,700,000
          3,755,000  Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                        2,440,750
          6,900,000  Ocwen Federal Bank FSB sub. deb. 12s, 2005                                                  6,486,000
          4,140,000  Ocwen Financial Corp. notes 11 7/8s, 2003                                                   3,808,800
         11,600,000  Resource America Inc. 144A sr. notes 12s, 2004                                              9,164,000
          5,860,000  Superior Financial 144A sr. notes 8.65s, 2003                                               5,569,420
                                                                                                            --------------
                                                                                                                90,945,768

Food and Beverages (1.1%)
--------------------------------------------------------------------------------------------------------------------------
          8,235,000  Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                      4,529,250
          5,785,000  Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008                                    4,599,075
          6,600,000  RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                        4,554,000
          8,910,000  RAB Holdings, Inc. sr. notes 13s, 2008                                                      4,455,000
          8,939,000  Triarc Consumer Products, Inc. 144A sr. sub. notes 10 3/4s, 2009                            8,559,093
          5,945,000  Vlasic Foods Intl. Inc. sr. sub. notes Ser. B, 10 1/4s, 2009                                3,388,650
                                                                                                            --------------
                                                                                                                30,085,068

Gaming (3.4%)
--------------------------------------------------------------------------------------------------------------------------
          3,648,292  Ameristar Casinos Inc. company guaranty Ser. B, 8s, 2004                                    3,283,463
          3,260,000  Argosy Gaming Co. company guaranty 10 3/4s, 2009                                            3,357,800
          2,860,000  Boyd Gaming Corp. sr. sub. notes 9 1/2s, 2007                                               2,688,400
         15,195,000  Fitzgeralds Gaming Corp. company guaranty Ser. B,
                       12 1/4s, 2004 (In default) (NON)                                                          7,749,450
          1,110,000  Hard Rock Hotel, Inc. sr. sub. notes Ser. B, 9 1/4s, 2005                                     899,100
         11,350,000  Hollywood Casino Corp. company guaranty 11 1/4s, 2007                                      11,718,875
          1,000,000  Hollywood Park Inc. sr. sub. notes Ser. B, 9 1/2s, 2007                                       967,500
          6,570,000  Hollywood Park, Inc. company guaranty Ser. B, 9 1/4s, 2007                                  6,323,625
          4,900,000  Horseshoe Gaming Holdings company guaranty 8 5/8s, 2009                                     4,508,000
          5,570,000  Isle of Capri Black Hawk LLC 144A 1st mortgage Ser. B,
                       13s, 2004                                                                                 6,071,300
          1,990,000  Isle Of Capri Black Hack bank term loan, FRN 9.35s, 3/1/06                                  1,997,463
          7,540,000  Mohegan Tribal Gaming, Auth. sr. sub. notes 8 3/4s, 2009                                    7,219,550
          1,480,000  Park Place Entertainment 144A sr. sub. notes 9 3/8s, 2007                                   1,459,650
            560,000  Park Place Entertainment sr. notes 8 1/2s, 2006                                               539,655
          7,520,000  Peninsula Gaming Llc 144A units 12 1/4s, 2006                                               7,820,800
          3,870,000  Riviera Black Hawk Inc. 1st mtge. 13s, 2005                                                 4,140,900
         11,335,000  Trump A.C. 1st mtge. 11 1/4s, 2006                                                          7,764,475
          4,750,000  Trump A.C. company guaranty Ser. B, 11 1/4s, 2006                                           3,230,000
         12,665,000  Trump Castle Funding 144A sub. notes 10 1/4s, 2003                                         12,791,650
          2,500,000  Trump Castle Hotel 144A sr. sub. notes 10 1/4s, 2003                                        2,525,000
          1,770,000  Venetian Casino company guaranty 12 1/4s, 2004                                              1,610,700
                                                                                                            --------------
                                                                                                                98,667,356

Health Care (2.0%)
--------------------------------------------------------------------------------------------------------------------------
          1,540,000  Bio-Rad Labs Corp. 144A sr. sub. notes 11 5/8s, 2007                                        1,557,325
          2,370,000  Columbia/HCA Healthcare Corp. deb. 8.36s, 2024                                              2,115,225
            735,000  Columbia/HCA Healthcare Corp. med term notes notes
                       7.69s, 2025                                                                                 595,350
          2,965,000  Columbia/HCA Healthcare Corp. notes 7 1/4s, 2008                                            2,601,788
          3,680,000  Columbia/HCA Healthcare Corp. med term notes 6.63s, 2045                                    3,467,038
             45,000  Conmed Corp. company guaranty 9s, 2008                                                         41,400
          8,650,000  Extendicare Health Services, Inc. company guaranty 9.35s, 2007                              5,449,500
          2,500,000  Genesis Health Ventures, Inc. sr. sub. notes 9 3/4s, 2005                                     375,000
          5,770,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s, 2007
                       (In default) (NON)                                                                          115,400
          4,370,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s, 2008
                       (In default) (NON)                                                                           87,400
          2,830,000  Lifepoint Hospital Holdings company guaranty Ser. B,
                       10 3/4s, 2009                                                                             2,907,825
          4,000,000  Mariner Post-Acute Network, Inc. sr. sub. notes stepped-coupon Ser. B, zero % (10 1/2s, 11/1/02), 2007
                       (In default) (NON) (STP)                                                                     20,000
         17,240,000  Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B,
                       9 1/2s, 2007 (In default) (NON)                                                              86,200
          3,100,000  Multicare Cos., Inc. sr. sub. notes 9s, 2007                                                  465,000
          7,832,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                              3,211,120
          5,400,000  Quorum Health Group, Inc. sr. sub. notes 8 3/4s, 2005                                       5,130,000
         11,605,000  Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007
                       (In default) (NON)                                                                          232,100
          1,750,000  Sun Healthcare Group, Inc. 144A sr. sub. notes 9 3/8s, 2008
                       (In default) (NON)                                                                           35,000
          1,389,000  Tenet Healthcare Corp. sr. sub. notes 8 5/8s, 2007                                          1,326,495
          9,201,000  Tenet Healthcare Corp. sr. notes Ser. B, 8 1/8s, 2008                                       8,464,920
          7,610,000  Tenet Healthcare Corp. sr. notes 8s, 2005                                                   7,229,500
          2,450,000  Tenet Healthcare Corp. sr. notes Ser. B, 7 5/8s, 2008                                       2,241,750
          4,210,000  Triad Hospitals Holdings company guaranty Ser. B, 11s, 2009                                 4,304,725
          5,000,000  Vanguard Health Systems, Inc. bank term loan, FRN 6.52s, 2001                               5,025,000
                                                                                                            --------------
                                                                                                                57,085,061

Lodging (1.4%)
--------------------------------------------------------------------------------------------------------------------------
          5,730,000  Epic Resorts LLC company guaranty Ser. B, 13s, 2005                                         4,182,900
         10,285,000  HMH Properties, Inc. sr. notes Ser. C, 8.45s, 2008                                          9,230,788
          7,980,000  HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                                  6,922,650
          1,960,000  Host Marriott Travel Plaza sr. notes Ser. B, 9 1/2s, 2005                                   2,043,300
          6,595,000  ITT Corp. notes 6 3/4s, 2005                                                                5,804,787
          8,000,000  Starwood Hotels, Inc. bank term loan 8.763s, 2003                                           8,040,000
          4,488,750  Strategic Hotel bank term loan FRN 8.95s, 2004                                              4,499,972
                                                                                                            --------------
                                                                                                                40,724,397

Manufacturing (0.8%)
--------------------------------------------------------------------------------------------------------------------------
         12,780,000  Blount Inc. company guaranty 13s, 2009                                                     13,482,900
          6,287,500  Blount Inc. bank term loan FRN 9.375s, 9/1/06                                               6,334,656
          7,540,000  Insilco Holding Co. sr. disc. notes stepped-coupon zero %
                       (14s, 8/15/03), 2008 (STP)                                                                3,619,200
                                                                                                            --------------
                                                                                                                23,436,756

Media (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          3,695,000  RBS Participacoes S.A. 144A company guaranty 11s,
                       2007 (Brazil)                                                                             3,177,700

Medical Supplies and Devices (0.8%)
--------------------------------------------------------------------------------------------------------------------------
         10,965,000  ALARIS Medical Systems, Inc. company guaranty 9 3/4s, 2006                                  9,100,950
          1,492,500  Dade Behring bank term loan Ser. C, FRN 9.19s, 2006                                         1,492,500
          1,492,500  Dade Behring bank term loan Ser. B, FRN 8.94s, 2006                                         1,492,500
          3,155,000  Dade International, Inc. sr. sub. notes Ser. B, 11 1/8s, 2006                               3,020,913
          7,120,000  Leiner Health Products sr. sub. notes 9 5/8s, 2007                                          5,322,200
          7,440,000  Mediq, Inc. deb. stepped-coupon zero % (13s, 6/1/03), 2009 (STP)                              372,000
          7,090,000  Mediq, Inc. company guaranty 11s, 2008                                                        709,000
                                                                                                            --------------
                                                                                                                21,510,063

Metals and Mining (0.8%)
--------------------------------------------------------------------------------------------------------------------------
         12,090,000  Better Minerals & Aggregates Co. 144A sr. sub. notes 13s, 2009                             12,090,000
          2,790,000  Kaiser Aluminum & Chemical Corp. sr. notes 9 7/8s, 2002                                     2,685,375
          9,315,000  Lodestar Holdings, Inc. company guaranty 11 1/2s, 2005                                      2,794,500
          1,030,000  Weirton Steel Co. sr. notes 11 3/8s, 2004                                                   1,053,175
          3,530,000  WHX Corp. sr. notes 10 1/2s, 2005                                                           3,327,025
                                                                                                            --------------
                                                                                                                21,950,075

Motion Picture Distribution (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          8,135,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2011                                         6,182,600
          3,730,000  Cinemark USA, Inc. sr. sub. notes Ser. D, 9 5/8s, 2008 (Mexico)                             3,170,500
         25,608,000  Diva Systems Corp. sr. disc. notes, stepped-coupon Ser. B,
                       zero % (12 5/8s, 3/1/03), 2008 (STP)                                                     13,572,240
          4,490,000  Regal Cinemas, Inc. sr. sub. notes 9 1/2s, 2008                                             2,918,500
         13,349,000  United Artists Theatre sr. sub. notes 9 3/4s, 2008                                          1,067,920
            116,000  United Artists Theatre 144A sr. sub. notes 10.415s, 2007                                       11,600
                                                                                                            --------------
                                                                                                                26,923,360

Oil and Gas (2.7%)
--------------------------------------------------------------------------------------------------------------------------
          3,270,000  Belco Oil & Gas Corp. company guaranty Ser. B, 10 1/2s, 2006                                3,351,750
          3,900,000  Belco Oil & Gas Corp. sr. sub. notes Ser. B, 8 7/8s, 2007                                   3,666,000
          2,215,000  Benton Oil & Gas Co. sr. notes 11 5/8s, 2003                                                1,439,750
          3,050,000  Gulf Canada Resources, Ltd. sr. notes 8 3/8s, 2005 (Canada)                                 2,973,750
          3,850,000  Gulf Canada Resources, Ltd. sr. notes 8.35s, 2006 (Canada)                                  3,744,125
          2,000,000  Gulf Canada Resources, Ltd. sr. notes 8 1/4s, 2017 (Canada)                                 1,807,760
          3,450,000  HS Resources, Inc. sr. sub. notes Ser. B, 9 1/4s, 2006                                      3,312,000
          2,990,000  Leviathan Gas Corp. company guaranty Ser. B, 10 3/8s, 2009                                  3,049,800
          3,220,000  Ocean Energy, Inc. company guaranty Ser. B, 8 7/8s, 2007                                    3,139,500
         12,223,000  Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                   11,642,408
          1,000,000  Parker Drilling Corp. company guaranty Ser. D, 9 3/4s, 2006                                   962,500
          5,495,000  RAM Energy Inc. sr. notes 11 1/2s, 2008                                                     2,637,600
          7,520,000  RBF Finance Co. company guaranty 11 3/8s, 2009                                              7,971,200
          5,120,000  RBF Finance Co. company guaranty 11s, 2006                                                  5,324,800
          3,180,000  Seagull Energy sr. sub. notes 8 5/8s, 2005                                                  3,108,450
          4,755,000  Seven Seas Petroleum sr. notes Ser. B, 12 1/2s, 2005                                        1,426,500
          3,820,000  Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                                3,781,800
         12,280,000  Vintage Petroleum sr. sub. notes 9 3/4s, 2009                                              12,402,800
          1,070,000  Vintage Petroleum sr. sub. notes 9s, 2005                                                   1,048,600
                                                                                                            --------------
                                                                                                                76,791,093

Packaging and Containers (2.3%)
--------------------------------------------------------------------------------------------------------------------------
          8,220,000  AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                            7,233,600
          8,575,000  Consumers International 144A sr. notes 10 1/4s, 2005                                        6,088,250
            330,000  Gaylord Container Corp. sr. notes Ser. B, 9 3/4s, 2007                                        307,725
          2,740,000  Gaylord Container Corp. sr. notes Ser. B, 9 3/8s, 2007                                      2,500,250
          3,350,000  Gaylord Container Corp. sr. sub. notes 9 7/8s, 2008                                         2,747,000
          7,515,000  Huntsman Packaging Corp. company guaranty 9 1/8s, 2007                                      7,139,250
          1,533,335  Jefferson Smurft bank term loan Ser. B, FRN 9.38s, 2006                                     1,533,335
          2,930,000  Kappa Beheer BV company guaranty 10 5/8s,
                       2009 (Netherlands)                                                                        2,959,300
          1,880,000  Owens-Illinois, Inc. deb. 7.8s, 2018                                                        1,643,816
          8,020,000  Owens-Illinois, Inc. sr. notes 7.15s, 2005                                                  7,381,287
          2,160,000  Packaging Corp. company guaranty 9 5/8s, 2009                                               2,165,400
          2,640,000  Riverwood International Corp. company guaranty 10 7/8s, 2008                                2,527,800
          6,510,000  Riverwood International Corp. company guaranty 10 5/8s, 2007                                6,607,650
         13,518,000  Riverwood International Corp. bank term loan, FRN 8.61s, 2003                              13,545,577
                                                                                                            --------------
                                                                                                                64,380,240

Paper and Forest Products (2.5%)
--------------------------------------------------------------------------------------------------------------------------
          8,113,609  Alabama River Newsprint bank term loan FRN 7.56s, 2002                                      6,190,887
         11,375,000  APP Finance II Mauritius Ltd. bonds stepped-coupon 12s,
                       (16s, 2/15/04), 2049 (Indonesia) (STP)                                                    7,166,250
          5,900,000  APP Global Finance III sec. notes FRN 10.345s,
                       2002 (Cayman Islands)                                                                     4,307,000
          3,000,000  Boise Cascade Co. notes 7.35s, 2004                                                         2,853,720
          5,610,000  Doman Industries Ltd. company guaranty 12s, 2004 (Canada)                                   5,890,500
          9,500,000  Indah Kiat Financial Mauritius Ltd. company guaranty 10s,
                       2007 (Indonesia)                                                                          6,460,000
          7,680,000  Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                          7,641,600
         11,680,000  Pindo Deli Finance Mauritius Ltd. company guaranty 10 3/4s,
                       2007 (Indonesia)                                                                          7,942,400
          5,340,000  Repap New Brunswick 11 1/2s, 2004 (Canada)                                                  5,446,800
          7,350,000  Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)                                        6,798,750
          5,000,000  Stone Container Corp. sr. notes 12.58s, 2016                                                5,287,500
          4,270,000  Tembec Industries, Inc. company guaranty 8 5/8s,
                       2009 (Canada)                                                                             4,109,875
                                                                                                            --------------
                                                                                                                70,095,282

Pharmaceuticals (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          9,705,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                       9,244,013
          3,000,000  ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                       2,775,000
                                                                                                            --------------
                                                                                                                12,019,013

Publishing (0.6%)
--------------------------------------------------------------------------------------------------------------------------
         12,780,000  Affinity Group Holdings sr. notes 11s, 2007                                                11,757,600
          2,450,000  Perry-Judd company guaranty 10 5/8s, 2007                                                   2,051,875
          4,949,706  Von Hoffman Press, Inc. 144A sr. sub. notes 13 1/2s, 2009                                   4,504,232
                                                                                                            --------------
                                                                                                                18,313,707

Railroads (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,765,000  MRS Logistica, S.A. bonds Ser. B, 10 5/8s, 2005 (Brazil)                                    1,517,900
          1,165,000  TFM S.A. de C.V. company guaranty 10 1/4s, 2007 (Mexico)                                    1,118,400
         11,045,000  TFM S.A. de C.V. company guaranty stepped-coupon zero %,
                       (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                                                   7,814,338
                                                                                                            --------------
                                                                                                                10,450,638

Restaurants (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          5,490,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                         3,294,000

Retail (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          1,500,000  Amazon.com Inc. sr. disc. notes stepped-coupon zero %
                       (10s, 05/01/03), 2008 (STP)                                                                 900,000
          7,115,000  Home Interiors & Gifts, Inc. company guaranty 10 1/8s, 2008                                 5,905,450
          1,600,000  K mart Corp. med. term notes 9s, 2020                                                       1,464,016
          2,000,000  K mart Corp. med. term notes 8.96s, 2019                                                    1,826,780
            842,000  Kasper A.S.L. Ltd. sr. notes 12 3/4s, 2004                                                    547,300
          6,925,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                  6,717,250
          5,265,000  NBTY Inc. 144A sr. sub. notes 8 5/8s, 2007                                                  4,738,500
          3,900,000  North Atlantic Trading Co. company guaranty Ser. B, 11s, 2004                               3,724,500
                                                                                                            --------------
                                                                                                                25,823,796

Satellite Services (1.0%)
--------------------------------------------------------------------------------------------------------------------------
          1,089,230  Direct Sat 1 144A notes 8 1/4s, 2001                                                        1,089,230
            933,080  Echostar I 144A sr. notes 8 1/4s, 2001                                                        933,080
          4,625,000  Golden Sky Systems company guaranty Ser. B, 12 3/8s, 2006                                   5,110,625
          6,620,000  Innova S De R.L. sr. notes 12 7/8s, 2007 (Mexico)                                           6,123,500
          5,910,000  Orbital Imaging Corp. sr. notes Ser. D, 11 5/8s, 2005                                       4,137,000
          2,150,000  Pegasus Communications Corp. sr. notes Ser. B, 9 3/4s, 2006                                 2,085,500
          1,330,000  Pegasus Media & Communications notes Ser. B, 12 1/2s, 2005                                  1,429,750
          5,015,000  Satelites Mexicanos S.A. de C.V. 144A sr. notes 10 1/8s,
                       2004 (Mexico)                                                                             3,911,700
          5,083,000  Satelites Mexicanos S.A. de C.V. 144A company guaranty FRB
                       9 3/8s, 2004 (Mexico)                                                                     4,828,850
                                                                                                            --------------
                                                                                                                29,649,235

Semiconductors (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,530,000  Chippac Intl. Ltd. 144A company guaranty 12 3/4s, 2009                                      1,606,500
          2,330,000  Fairchild Semiconductor Corp. company guaranty 10 3/8s, 2007                                2,283,400
          4,055,000  Fairchild Semiconductor Corp. sr. sub. notes 10 1/8s, 2007                                  3,994,175
                                                                                                            --------------
                                                                                                                 7,884,075

Shipping (--%)
--------------------------------------------------------------------------------------------------------------------------
          3,700,000  Pegasus Shipping 144A company guaranty 11 7/8s, 2004
                       (In default) (NON)                                                                        1,406,000

Specialty Consumer Products (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          8,650,000  Decora Industries, Inc. sr. sec. notes Ser. B, 11s, 2005                                    4,584,500

Steel (1.4%)
--------------------------------------------------------------------------------------------------------------------------
          8,140,000  AK Steel Corp. sr. notes 9 1/8s, 2006                                                       7,987,375
          3,140,000  Armco, Inc. sr. notes 8 7/8s, 2008                                                          3,045,800
          8,960,000  LTV Corp. sr. notes 11 3/4s, 2009                                                           9,139,200
          5,750,000  National Steel Corp. 1st mtge. Ser. D, 9 7/8s, 2009                                         5,692,500
          3,352,000  UCAR Global Enterprises sr. sub. notes Ser. B, 12s, 2005                                    3,469,320
          8,500,000  WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                                 8,415,000
          1,655,000  Wheeling-Pittsburgh Steel Corp. sr. notes 9 1/4s, 2007                                      1,551,563
                                                                                                            --------------
                                                                                                                39,300,758

Telecommunications (10.5%)
--------------------------------------------------------------------------------------------------------------------------
         14,170,000  Barak I.T.C. sr. disc. notes stepped-coupon Ser. B, zero %
                       (12 1/2s, 11/15/02), 2007 (Israel) (STP)                                                  8,076,900
          6,820,000  Bestel S.A.de C.V. sr. disc. notes stepped-coupon zero %
                       (12 3/4s, 5/15/03), 2005 (Mexico) (STP)                                                   5,251,400
          6,510,000  Birch Telecommunications, Inc. sr. notes 14s, 2008                                          6,510,000
          1,385,000  Caprock Communications Corp. sr. notes 11 1/2s, 2009                                        1,412,700
          8,710,000  Carrier1 Intl. S.A. sr. notes Ser. B, 13 1/4s, 2009 (Luxembourg)                            9,145,500
          8,965,000  Conecel Holdings 144A notes Ser. A, 14s, 2000 (In default) (NON)                            2,241,250
         14,485,000  Covad Communications Group, Inc. sr. disc. notes
                       stepped-coupon Ser. B, zero % (13 1/2s, 03/15/03), 2008 (STP)                             9,270,400
          1,055,000  Covad Communications Group Inc. sr. notes 12 1/2s, 2009                                     1,086,650
          7,920,000  Covad Communications Group 144A sr. notes 12s, 2010                                         7,860,600
          3,465,000  Econophone, Inc. company guaranty 13 1/2s, 2007                                             3,638,250
          5,335,000  Esprit Teleom Group PLC sr. notes 11 1/2s,
                       2007 (United Kingdom)                                                                     5,121,600
         18,680,000  Firstworld Communication Corp. sr. disc. notes
                       stepped-coupon zero % (13, 4/15/03), 2008 (STP)                                           9,526,800
         17,500,000  Focal Communications Corp. sr. disc. notes, stepped-coupon
                       Ser. B, zero % (12 1/8s, 02/15/03), 2008 (STP)                                           11,725,000
          5,530,000  Focal Communications Corp. 144A sr. notes 11 7/8s, 2010                                     5,723,550
          1,500,000  Global Crossing Holdings, Ltd. company guaranty 9 5/8s, 2008                                1,462,500
         10,245,000  Global Crossing Holdings Ltd. 144A sr. notes 9 1/2s, 2009                                   9,886,425
          8,325,000  Global Crossing Holdings Ltd. 144A sr. notes 9 1/8s, 2006                                   8,033,625
          2,030,000  Globe Telecom, Inc. 144A sr. notes 13s, 2009 (Philippines)                                  2,248,225
          7,590,000  GST Telecommunications, Inc. sr. disc. notes stepped-coupon
                       zero % (10 1/2s, 5/1/03), 2008 (STP)                                                      3,757,050
            650,000  ICG Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (10s, 02/15/03), 2008 (STP)                                                          378,625
         23,720,000  ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                       (9 7/8s, 5/1/03), 2008 (STP)                                                             13,579,700
         17,610,000  Intelcom Group (USA), Inc. company guaranty
                       stepped-coupon zero % (12 1/2s, 5/1/01), 2006 (STP)                                      14,660,325
            740,000  Intercel, Inc. sr. disc. notes stepped-coupon zero %
                       (12s, 2/1/01), 2006 (STP)                                                                   691,900
          4,500,000  Intermedia Communications, Inc. sr. disc. notes
                       stepped-coupon Ser. B, zero %, (121/4s, 3/1/04), 2009 (STP)                               2,700,000
            890,000  Intermedia Communications, Inc. sr. notes Ser. B, 8.6s, 2008                                  812,125
          8,440,000  Intira Corp. bonds 13s, 2010                                                                4,497,760
         17,030,000  IPC Information Systems Inc. sr. disc. notes zero %
                       (10 7/8s,), 2008 (STP)                                                                   14,816,100
             60,000  KMC Telecommunications Inc. sr. notes 13 1/2s, 2009                                            61,200
         27,060,000  KMC Telecom Holdings, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/2s, 2/15/03), 2008 (STP)                                                    15,694,800
          4,190,000  Level 3 Communication, Inc. 144A sr. notes 11 1/4s, 2010                                    4,169,050
          6,580,000  Level 3 Communication, Inc. 144A sr. notes 11s, 2008                                        6,596,450
          9,785,000  Logix Communications Enterprises sr. notes 12 1/4s, 2008                                    7,094,125
          8,850,000  Madison River Capital 144A sr. notes 13 1/4s, 2010                                          8,717,250
          9,030,000  Microcell Telecommunications sr. disc. notes stepped-coupon
                       Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)                                        8,127,000
          2,040,000  Netia Holdings B.V. 144A company guaranty stepped-coupon
                       zero % (11 1/4s, 11/1/01), 2007 (Poland) (STP)                                            1,433,100
          3,815,000  Netia Holdings B.V. 144A company guaranty 10 1/4s,
                       2007 (Poland)                                                                             3,366,738
          7,450,000  NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                      47,822,500
          6,890,000  NorthPoint Communications Group, Inc. 144A notes
                       12 7/8s, 2010                                                                             6,855,550
          3,920,000  Onepoint Communications, Inc. company guaranty Ser. B,
                       14 1/2s, 2008                                                                             2,548,000
         11,480,000  Pathnet, Inc. sr. notes 12 1/4s, 2008                                                       7,576,800
          7,140,000  Startec Global Communications Corp. sr. notes 12s, 2008                                     5,961,900
          5,180,000  Tele1 Europe BV 144A 13s, 2009                                                              5,439,000
          4,960,000  Telehub Communications Corp. company guaranty
                       stepped-coupon zero % (13 7/8s, 7/31/02), 2005 (STP)                                        248,000
          4,640,000  Time Warner Telecom Inc. sr. notes 9 3/4s, 2008                                             4,663,200
          7,130,000  Versatel Telecom B.V. sr. notes 13 1/4s, 2008 (Netherlands)                                 7,771,700
         12,510,000  WinStar Communications, Inc. sr. sub. notes stepped-coupon
                       zero % (15s, 3/1/02), 2007 (STP)                                                         18,514,800
          5,230,000  WinStar Communications. Inc. sr. sub. notes 11s, 2008                                       5,413,050
          7,940,000  World Access, Inc. sr. notes Ser. B, 13 1/4s, 2008                                          7,215,475
                                                                                                            --------------
                                                                                                               299,404,648

Telephone Services (4.3%)
--------------------------------------------------------------------------------------------------------------------------
         14,510,000  BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                  12,768,800
          2,340,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon zero %
                       (8.94s, 8/15/03), 2008 (Canada) (STP)                                                     1,131,975
          4,935,000  Call-Net Enterprises Inc. sr. disc. notes stepped-coupon zero %
                       (10.8s, 5/15/04), 2009 (Canada) (STP)                                                     2,270,100
         10,905,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon zero %
                       (9.27s, 8/15/02), 2007 (Canada) (STP)                                                     6,433,950
          4,610,000  Call-Net Enterprises Inc. sr. notes 8s, 2008 (Canada)                                       3,549,700
          6,965,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                             6,268,500
          1,130,000  Long Distance International, Inc. sr. notes 12 1/4s, 2008
                       (In default) (NON)                                                                          791,000
          5,430,000  Metromedia Fiber Network, Inc. sr. notes 10s, 2009                                          5,348,550
          8,150,000  Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s, 2008                                  8,027,750
            560,000  Nextlink Communications Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/4s, 6/1/04), 2009 (STP)                                                        331,800
            910,000  Nextlink Communications 144A sr. disc. notes stepped-coupon
                       zero % (12 1/8s, 12/1/04), 2009 (STP)                                                       507,325
         10,900,000  Nextlink Communications Inc. 144A sr. notes 10 1/2s, 2009                                  10,763,750
          6,520,000  Primus Telecommunications Group, Inc. sr. notes Ser. B,
                       9 7/8s, 2008                                                                              5,884,300
          6,010,000  RSL Communications, Ltd. company guaranty 12 1/4s, 2006                                     6,085,125
          2,055,000  RSL Communications, Ltd. company guaranty 12s, 2008                                         1,952,250
          2,625,000  RSL Communications, Ltd. 144A 10 1/2s, 2008                                                 2,296,875
          7,290,000  RSL Communications, Ltd. company guaranty 9 1/8s, 2008                                      5,832,000
          6,620,000  Transtel S.A. pass-through certificates 12 1/2s, 2007                                       3,839,600
          3,710,000  US Xchange LLC sr. notes 15s, 2008                                                          2,226,000
          2,590,000  Versatel Telecom B.V. sr. notes 13 1/4s, 2008 (Netherlands)                                 2,823,100
         31,975,000  Viatel, Inc. sr. disc. notes stepped-coupon zero %
                       (12 1/2s, 4/15/03), 2008 (STP)                                                           18,705,375
         12,794,000  Viatel, Inc. sr. notes 11 1/2s, 2009                                                       12,026,360
          1,805,000  Viatel, Inc. sr. notes 11 1/4s, 2008                                                        1,687,675
                                                                                                            --------------
                                                                                                               121,551,860

Transportation (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          8,585,000  Johnstown America Industries, Inc. company guaranty Ser. C,
                       11 3/4s, 2005                                                                             9,250,338
          3,650,000  Kitty Hawk, Inc. company guaranty 9.95s, 2004                                               3,476,625
            240,000  Transportacion Maritima Mexicana S.A. de C.V. sr. notes 10s,
                       2006 (Mexico)                                                                               204,000
          1,940,000  Transportacion Maritima Mexicana S.A. de C.V. notes
                       9 1/4s, 2003                                                                              1,697,500
                                                                                                            --------------
                                                                                                                14,628,463

Wireless Communications (6.2%)
--------------------------------------------------------------------------------------------------------------------------
          3,710,000  Airgate PCS, Inc. sr. sub. notes stepped-coupon zero %
                       (13 1/2s, 10/1/04), 2009 (STP)                                                            2,179,625
         11,110,000  Alamosa PCS Holdings, Inc. company guaranty stepped-coupon
                       zero % (12 7/8s, 2/15/05), 2010 (STP)                                                     5,888,300
         12,040,000  Celcaribe S.A. sr. notes stepped-coupon zero %
                       (13 1/2s, 3/15/04), 2004 (Colombia) (STP)                                                10,535,000
          2,991,000  Cellco Finance Corp. NV sr. sub. notes 15s, 2005 (Netherlands)                              3,282,623
          6,255,000  Cellco Finance Corp. NV 144A sr. notes 12 3/4s,
                       2005 (Netherlands)                                                                        6,630,300
         31,246,000  CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                       zero % (14s, 10/1/02), 2007 (STP)                                                         3,749,520
         30,125,000  McCaw International Ltd sr. disc. notes stepped coupon zero %
                       (13s, 4/15/02), 2007 (STP)                                                               21,765,313
         26,180,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01),
                       2006 (Luxembourg) (STP)                                                                  22,580,250
          6,130,000  Neuvo Grupo Iusacell S.A. 144A sr. notes 14 1/4s,
                       2006 (Mexico)                                                                             6,735,338
            360,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/8s, 4/15/03), 2008 (STP)                                                       226,800
         10,170,000  NEXTEL Communications, Inc. sr. notes 12s, 2008                                            11,110,725
         30,840,000  NEXTEL Communications, Inc. sr. notes 9 3/8s, 2009                                         29,837,700
          8,420,000  Nextel Partners, Inc. 144A sr. notes 11s, 2010                                              8,420,000
          2,840,000  Omnipoint Corp. 144A sr. notes 11 1/2s, 2009                                                3,067,200
            120,000  Price Communications Wireless, Inc. 144A sr. notes
                       9 1/8s, 2006                                                                                120,000
          7,380,000  Paging Network Do Brasil sr. notes 13 1/2s, 2005 (Brazil)                                     811,800
          4,000,000  Paging Network, Inc. sr. sub. notes 10s, 2008                                               2,660,000
          2,850,000  Rogers Cantel, Inc. sr. sub. notes 8.8s, 2007 (Canada)                                      2,828,625
          1,640,000  Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon
                       11 1/4s, (11 1/4s, 4/15/04), 2009 (STP)                                                     951,200
          7,500,000  Telecorp PCS Inc. company guaranty stepped-coupon zero %
                       (11 5/8s, 4/15/04), 2009 (STP)                                                            4,875,000
          2,770,000  Tritel PCS, Inc. company guaranty stepped-coupon zero %
                       (12 3/4s, 5/15/04), 2009 (STP)                                                            1,800,500
         12,750,000  US Unwired Inc. sr. disc. notes stepped-coupon zero %,
                       (13 3/8s, 11/1/04), 2009 (STP)                                                            7,363,125
          6,070,000  VoiceStream Wire Corp. sr. disc. notes stepped-coupon
                       zero % (11 7/8s, 11/15/04), 2009 (STP)                                                    3,793,750
         15,010,000  VoiceStream Wire Corp. 144A sr. notes 10 3/8s, 2009                                        15,535,350
                                                                                                            --------------
                                                                                                               176,748,044
                                                                                                            --------------
                     Total Corporate Bonds and Notes
                       (cost $2,727,355,018)                                                                $2,369,244,220

PREFERRED STOCKS (7.6%) (a)
NUMBER OF SHARES                                                                                                     VALUE

Banks (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            296,110  Chevy Chase Capital Corp. Ser. A, $5.188 pfd. (PIK)                                    $   15,693,830
             19,825  Chevy Chase Savings Bank $3.25 pfd.                                                           535,275
              3,520  First Republic 144A 10.50% pfd.                                                             3,308,800
                                                                                                            --------------
                                                                                                                19,537,905

Broadcasting (1.2%)
--------------------------------------------------------------------------------------------------------------------------
              1,970  Benedek Communications $11.50 pfd. (PIK)                                                    1,648,890
             90,994  Citadel Broadcasting Inc. 144A $13.25 cum. pfd. (PIK)                                      10,168,580
              6,196  Granite Broadcasting 144A $12.75 pfd. (PIK)                                                 6,350,900
              1,645  Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                         16,861,250
                                                                                                            --------------
                                                                                                                35,029,620

Building and Construction (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            129,800  Brand Scaffold Services, Inc. 144A $3.625 pfd.                                              3,569,500

Cable Television (0.7%)
--------------------------------------------------------------------------------------------------------------------------
              3,600  Adelphia Communications Corp. Ser. B, $13.00 cum. pfd.                                        392,400
            180,308  CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                         19,518,341
                                                                                                            --------------
                                                                                                                19,910,741

Cellular Communications (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              5,430  Rural Cellular Corp. 12.25% pfd. (PIK)                                                      5,443,575

Chemicals (--%)
--------------------------------------------------------------------------------------------------------------------------
             50,000  Avecia Group PLC 16.00% pfd. (PIK)                                                          1,275,000

Computer Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              5,681  Concentric Network Corp. Ser. B, 13.50% pfd. (PIK)                                          5,783,968

Electric Utilities (--%)
--------------------------------------------------------------------------------------------------------------------------
             49,949  Public Service Co. of New Hampshire $2.651 1st mtge. pfd.                                   1,248,725

Financial Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          4,105,000  CSBI Capital Trust I 144A company guaranty                                                  4,392,350

Food and Beverages (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            240,000  Doane Products Co. $14.25 pfd.                                                             10,800,000

Health Care (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             13,395  Fresenius Medical Capital Trust I Ser. D, $9.00 company
                       guaranty, pfd. (Germany)                                                                 12,959,663
              6,540  Fresenius Medical Capital Trust II $7.875 company guaranty,
                       pfd. (Germany)                                                                            5,902,350
                                                                                                            --------------
                                                                                                                18,862,013

Insurance and Finance (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            130,000  CGA Group Ltd. 144A Ser. A, $13.75 pfd. (PIK)                                               3,510,000

Motion Picture Distribution (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            876,252  Diva Systems Corp. Ser. D, $6.00 pfd.                                                       4,381,260
            392,000  Diva Systems Corp. Ser. C, $6.00 pfd.                                                       1,960,000
                                                                                                            --------------
                                                                                                                 6,341,260

Oil and Gas (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              5,026  R&B Falcon Corp. 13.875% pfd.                                                               5,176,780

Packaging and Containers (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             35,932  Packaging Corp. of America $12.375 pfd. (PIK)                                               4,195,061

Restaurants (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            141,797  AmeriKing, Inc. $3.25 pfd. (PIK)                                                            1,559,767

Telecommunications (2.5%)
--------------------------------------------------------------------------------------------------------------------------
              1,065  Adelphia Business Solutions, Inc. Ser. B, 12.875% pfd.                                      1,059,675
              6,916  Dobson Communications Corp. 13.00% pfd.                                                     7,503,860
             10,063  Dobson Communications Corp. 144A $12.25% pfd.(PIK)                                         10,063,000
             12,122  ICG Holdings, Inc., 144A $14.00 pfd. (Canada) (PIK)                                        10,788,580
             16,338  Intermedia Communication Ser. B, 13.50% pfd. (PIK)                                         16,256,310
              3,131  NEXTEL Communications, Inc. Ser. E, 11.125% pfd. (PIK)                                      3,005,760
             84,443  Nextlink Communications, Inc. 144A $7.00 cum. pfd. (PIK)                                    4,391,036
              3,402  Pegasus Communications Corp. Ser. A, $12.75 cum. pfd.                                       3,589,110
             13,340  WinStar Communications, Inc. 144A 14.25% cum. pfd. (PIK)                                   15,341,000
                                                                                                            --------------
                                                                                                                71,998,331
                                                                                                            --------------
                     Total Preferred Stocks (cost $217,945,917)                                             $  218,634,596

UNITS (0.5%) (a)
NUMBER OF UNITS                                                                                                      VALUE
--------------------------------------------------------------------------------------------------------------------------
         21,510,000  Australis Media, Ltd. units stepped-coupon zero %,
                       (15 3/4s, 5/15/00), 2003 (In default) (Australia) (STP) (NON)                        $        2,151
          6,510,000  Earthwatch 144A unit zero %, 2007 (STP)                                                     4,654,650
         10,030,000  Equinix, Inc. 144A units 13s, 2007                                                          1,086,887
          3,830,000  GT Group Telecom 144A units stepped-coupon zero %
                       (13 1/4s, 2/1/05), 2010 (Canada) (STP)                                                    2,240,550
          4,780,000  Leap Wireless 144A units 12 1/2s, 2010                                                      4,851,700
          2,845,000  XCL Ltd. units sr. sec. notes 13 1/2s, 2004 (In default) (NON)                                284,500
         10,500,000  XCL Ltd. units sr. sec. notes 13 1/2s, 2001 (In default) (NON)                                105,000
             60,536  XCL Ltd. 144A units cv. cum. pfd. 9 1/2s, 2006 (PIK)                                           60,536
                                                                                                            --------------
                     Total Units (cost $51,225,530)                                                         $   13,285,974

WARRANTS (1.7%) (a) (NON)                                                                       EXPIRATION
NUMBER OF WARRANTS                                                                              DATE                 VALUE
--------------------------------------------------------------------------------------------------------------------------
              2,340  21st Century Telecom Group 144A                                            2/15/10     $       64,350
                690  American Mobile Satellite Corp.                                            4/1/08              62,100
              6,820  Bestel S.A. (Mexico)                                                       5/15/05            818,400
              6,120  Birch Telecommunications, Inc. 144A (PIK)                                  6/15/08            336,600
             33,270  CD Radio, Inc. 144A                                                        5/15/09          4,325,100
             45,271  Cellnet Data Systems, Inc.                                                 10/1/07            226,355
            130,000  CGA Group Ltd. 144A                                                        2/11/07              1,300
             11,495  Club Regina, Inc. 144A                                                     12/1/04                115
            121,027  Consorcio Ecuatoriano 144A (Ecuador)                                       10/1/00             12,103
              5,480  Cybernet Internet 144A                                                     7/1/09             931,600
              8,400  Destia Communications 144A                                                 7/15/07          1,176,000
              4,650  Diva Systems Corp.                                                         5/15/06          1,860,000
             76,824  Diva Systems Corp.                                                         3/1/08             614,592
                130  E. Spire Communications, Inc.                                              11/1/05              2,080
              6,110  Epic Resorts                                                               6/15/05                 61
              8,200  Esat Holdings, Inc. (Ireland)                                              2/1/07           1,845,000
             11,930  Firstworld Communication                                                   4/15/08          2,386,000
              6,135  Globalstar Telecommunications                                              2/15/04            582,825
            251,394  ICG Communications                                                         10/15/05         4,399,395
              7,540  Insilco Holding Co.                                                        8/15/08             26,390
             14,200  Interact Systems, Inc.                                                     8/1/03                 142
             14,200  Interact Systems, Inc. 144A                                                12/15/09               142
              5,125  International Wireless Communications
                       Holdings 144A                                                            8/15/01                  5
            139,421  Intra Corp. Class A                                                        2/1/10               1,394
             47,911  Intra Corp. Class B                                                        2/1/10                 479
             15,030  Iridium World Com 144A                                                     7/15/05                  2
             25,970  KMC Telecom Holdings, Inc.                                                 4/15/08             90,895
             25,920  Knology Holdings                                                           10/22/07            58,320
              1,130  Long Distance International, Inc. 144A                                     4/13/08              1,413
             41,270  McCaw International Ltd.                                                   4/15/07            185,715
              7,440  Mediq Inc. 144A                                                            6/1/09                  74
              3,900  Metronet Communications 144A                                               8/15/07            585,000
             98,890  Network Plus Corp.                                                         12/31/00         9,889,000
              8,710  Network Plus Corp.                                                         2/19/09          5,661,500
              3,920  Onepoint Communications, Inc.                                              6/1/08              39,200
             12,550  Orion Network Systems                                                      1/15/07            138,050
             72,220  Pagemart, Inc. 144A                                                        12/31/03           541,650
              9,690  Pathnet, Inc. 144A                                                         4/15/08             96,900
             12,480  Paxson Communications Corp. 144A                                           6/30/03             37,440
             76,800  Powertel, Inc.                                                             2/1/06             345,600
              4,680  R&B Falcon Corp. 144A                                                      5/1/09           1,287,000
              2,000  Signature Brands Ltd.                                                      8/15/02             40,000
              6,640  Startec Global Communications Corp.                                        5/15/08            119,520
              6,375  Sterling Chemicals Holdings                                                8/15/08            114,750
              5,180  Tele1 Europe BV 144A (PIK)                                                 5/15/09          1,554,000
              4,960  Telehub Communications Corp.                                               7/31/05              2,480
             38,235  UIH Australia/Pacific, Inc. 144A                                           5/15/06          1,147,050
             99,620  USN Communications Inc.                                                    8/15/04                996
              9,720  Versatel Telecom B.V. 144A (Netherlands)                                   5/15/08          7,581,600
              4,190  WAM!NET, Inc.                                                              3/1/05              46,090
             23,250  Wireless One, Inc.                                                         10/19/00                23
            402,760  Wright Medical Technology, Inc. 144A                                       6/30/03                  4
             50,000  ZSC Specialty Chemicals Plc 144A                                           6/30/11             81,250
             50,000  ZSC Specialty Chemicals Plc 144A pfd.                                      6/30/11             31,250
                                                                                                            --------------
                     Total Warrants (cost $17,270,861)                                                      $   49,349,300

CONVERTIBLE BONDS AND NOTES (1.4%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $   16,245,000  Cybernet Internet Service 144A cv. sr. disc. notes
                       stepped-coupon zero %, (13s, 8/15/04), 2009 (STP)                                    $    8,447,400
         14,380,000  Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                              7,837,100
          3,900,000  GST Telecommunications, Inc. 144A cv. sr. disc. notes
                       stepped-coupon zero %, (13 7/8s, 12/15/00), 2005 (STP)                                    3,315,000
         12,000,000  Micron Technology, Inc cv. 6 1/2s, 2005                                                    10,020,000
          1,830,000  NTL, Inc. 144A cv. sub. notes 5 3/4s, 2009                                                  1,862,025
          2,135,000  Parker Drilling Co. cv. sub. notes 5 1/2s, 2004                                             1,561,219
          5,050,000  Total Renal Care Holdings, Inc. 144A cv. 7s, 2009                                           3,004,750
          3,950,000  Waste Management, Inc. cv. sub. notes 4s, 2002                                              3,500,688
                                                                                                            --------------
                     Total Convertible Bonds and Notes (cost $43,685,641)                                   $   39,548,182

COMMON STOCKS (1.1%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
              1,611  Airgate PCS, Inc. (NON)                                                                $      157,878
              3,000  AmeriKing, Inc. (NON)                                                                          30,000
              6,570  Axia Holding Inc. 144A (NON)                                                                   85,410
          1,663,637  Capstar Broadcasting Partners (NON)                                                         6,654,548
             96,272  Fitzgerald Gaming Corp. (NON)                                                                  24,068
             41,666  Lady Luck Gaming Corp. (NON)                                                                  486,971
             17,851  MGC Communications, Inc.                                                                    1,231,719
              2,604  Mothers Work, Inc. (NON)                                                                       29,621
              8,055  Paging Do Brazil Holdings Co., LLC 144A Class B, (Brazil) (NON)                                    81
                293  Pegasus Communications Corp. (NON)                                                             36,332
              8,407  Premium Holdings (L.P.) 144A (NON)                                                             84,071
          1,185,708  PSF Holdings LLC Class A (AFF) (NON)                                                       11,857,080
            195,050  Spanish Broadcasting Systems (NON)                                                          2,984,265
            236,025  Specialty Foods Acquisition Corp. (NON)                                                         2,360
             38,168  Viatel, Inc. (NON)                                                                          2,149,336
             58,960  WinStar Communications. Inc. (NON)                                                          4,562,030
                                                                                                            --------------
                     Total Common Stocks (cost $45,355,742)                                                 $   30,375,770

COLLATERALIZED MORTGAGE OBLIGATIONS (1.0%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    1,385,000  Amresco Commercial Mortgage Funding I 7s, 2029                                         $    1,085,494
         38,953,310  Commercial Mortgage Asset Trust Ser. 99-C1, Class X,
                       Interest Only (IO), 0.99s, 2020                                                           2,425,452
          8,000,000  Criimi Mae Commercial Mortgage Trust 7s, 2012                                               5,517,500
          2,500,000  CS First Boston Mortgage Securities Corp. Ser. 99-C1,
                       Class F, 8.18s,, 2009                                                                     2,323,438
                     Fannie Mae
              2,673    Ser. 92-184, Class J, IO 11.46s, 2022                                                       108,572
              1,541    Ser. 92-181, Class PJ, IO 10.07s, 2022                                                       54,465
          1,530,125    Ser. G93-9, Class IO 8s, 2023                                                               455,671
            393,000    Ser. 00-4, Class SX 6.998s, 2023                                                            355,419
            831,439    Ser. 97-23, Class SJ, IO 5.94s, 2023                                                        171,484
          4,266,450  Federal National Mortgage Association 3.195s, 2023                                          1,358,598
                     Freddie Mac
          2,043,461    Ser. 2033, Class SK, 9.24s, 2021                                                            593,881
          4,844,000    Ser. 1849, Class DA, 8.1785s, 2022                                                        1,498,613
            957,000    Ser. 2032, Class SK, 7.475s, 2024                                                           402,538
            238,000    Ser. 2183, class SG, 5.43s, 2014 2014                                                       177,608
                     Fannie Mae Strip
            985,623    Ser. 215, Class 2, IO, 7s, 2003                                                             300,769
          5,350,481    Ser. 218, Class 2, IO, 7 1/2s, 2023                                                       1,667,009
          7,594,879    Ser. 221, Class 2, IO, 7 1/2s, 2023                                                       2,371,026
            222,638    Ser. 241, Class 2, IO, 8 1/2s, 2023                                                          65,226
          4,700,000  General Growth Properties Ala Moana Ser. 99-C1, Class F,
                       8.72s, 2004                                                                               4,711,750
         11,450,272  Government National Mortgage Association Ser 1999-34,
                       Class SC, IO,1.006s, 2019                                                                   629,765
          3,200,000  GS Mortgage Securities Corp. 7.855s, November 13, 2013                                      3,023,500
          6,746,086  Merill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class IO,
                       1.601s, 2028                                                                                449,036
                                                                                                            --------------
                     Total Collateralized Mortgage Obligations
                       (cost $29,788,841)                                                                   $   29,746,814

CONVERTIBLE PREFERRED STOCKS (0.8%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
             24,040  Chesapeake Energy Corp. $3.50 cum. cv. pfd.                                            $      889,480
            127,905  Global Telesystems, Inc. 144A $3.625 cv. pfd.                                               5,611,832
             14,200  Interact Electronic $14.00 cv. pfd                                                             14,200
             46,500  LTV Corp. (The) 144A $4.13 cv. pfd.                                                         2,394,750
                449  Paxson Communications Corp. 144A 9.75% cv. pfd. (PIK)                                       4,445,100
             34,380  PSINet, Inc. Ser. C, $3.38 cv. pfd.                                                         2,752,549
             70,100  PSINet, Inc. 144A $3.50 cv. pfd.                                                            3,610,150
             40,600  RSL Communications Ltd. 144A 7.50% cv. pfd. (Bermuda)                                       1,969,100
             12,430  Verio Inc. 144A $3.375 c.v. pfd.                                                            1,045,674
             11,976  XCL Ltd 144A Ser. A, $9.50 cv. cum. pfd.                                                       11,976
                                                                                                            --------------
                     Total Convertible Preferred Stocks (cost $22,414,243)                                  $   22,744,811

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (--%)
PRINCIPAL AMOUNT                                                                                                     VALUE

U.S. Treasury Obligations (--%) (cost $1,285,362)
--------------------------------------------------------------------------------------------------------------------------
     $    1,360,000  U.S. Treasury Bonds 6 1/8s, August 15, 2029                                            $    1,337,478

SHORT-TERM INVESTMENTS (1.1%) (a) (cost $32,066,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $   32,066,000  Interest in $1,000,000,000 joint tri-party repurchase agreement dated February 29, 2000 with Goldman Sachs & Co. due
                       March 1, 2000 with respect to various U.S. Treasury
                       obligations -- maturity value of $32,071,139 for an
                       effective yield of 5.77%                                                             $   32,066,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $3,188,393,155) (b)                                            $2,806,333,145
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $2,860,024,966.

  (b) The aggregate identified cost on a tax basis is $3,189,001,947 resulting in gross unrealized appreciation and depreciation of $103,795,853 and $486,464,655, respectively, or net unrealized depreciation of $382,668,802.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(AFF) Affiliated Companies (Note 5).

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates shown at
      February 29, 2000, which are subject to change based on the terms of the security.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
February 29, 2000 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,188,393,155) (Note 1)                                        $2,806,333,145
-----------------------------------------------------------------------------------------------
Cash                                                                                  2,582,801
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                            61,431,690
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  959,620
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       25,782,739
-----------------------------------------------------------------------------------------------
Total assets                                                                      2,897,089,995

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     24,461,313
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            6,624,288
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          4,105,640
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              188,226
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                           128,619
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              4,852
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                1,381,526
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  170,565
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    37,065,029
-----------------------------------------------------------------------------------------------
Net assets                                                                       $2,860,024,966

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $3,829,699,966
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                            (4,648,531)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                              (583,091,733)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                       (381,934,736)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $2,860,024,966

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,336,984,465 divided by 227,796,695 shares)                                           $10.26
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $10.26)*                                  $10.77
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($492,327,516 divided by 48,161,627 shares)**                                            $10.22
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($12,494,616 divided by 1,218,241 shares)                                                $10.26
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $10.26)*                                  $10.60
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($18,218,369  divided by 1,775,145 shares)                                               $10.26
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000.  On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




Statement of operations
Six months ended February 29, 2000 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Interest                                                                           $159,540,842
-----------------------------------------------------------------------------------------------
Dividends                                                                            12,399,918
-----------------------------------------------------------------------------------------------
Total investment income                                                             171,940,760

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      8,362,691
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        1,307,376
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        32,314
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         14,951
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 2,988,206
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 2,886,533
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                    31,790
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  68,668
-----------------------------------------------------------------------------------------------
Auditing                                                                                 36,854
-----------------------------------------------------------------------------------------------
Legal                                                                                    61,694
-----------------------------------------------------------------------------------------------
Postage                                                                                 166,720
-----------------------------------------------------------------------------------------------
Other                                                                                   190,224
-----------------------------------------------------------------------------------------------
Total expenses                                                                       16,148,021
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (266,548)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         15,881,473
-----------------------------------------------------------------------------------------------
Net investment income                                                               156,059,287
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                    (81,445,325)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and
liabilities in foreign currencies during the period                                       8,273
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                         23,374,573
-----------------------------------------------------------------------------------------------
Net loss on investments                                                             (58,062,479)
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $ 97,996,808
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                    February 29       August 31
                                                                                          2000*            1999
---------------------------------------------------------------------------------------------------------------
Decrease in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                            $  156,059,287  $  354,832,644
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments                                                    (81,445,325)   (305,126,069)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                         23,382,846       3,100,104
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 97,996,808      52,806,679
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                        (126,944,645)   (268,432,849)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (28,782,422)    (83,105,443)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (719,017)     (1,769,553)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                          (1,090,238)     (1,524,798)
---------------------------------------------------------------------------------------------------------------
  In excess of net investment income
    Class A                                                                                  --      (4,573,658)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --      (1,415,981)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --         (30,150)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                                  --         (25,980)
---------------------------------------------------------------------------------------------------------------
  From return of capital
    Class A                                                                                  --     (14,016,686)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --      (4,339,494)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --         (92,400)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                                  --         (79,620)
---------------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                                  (275,061,759)   (326,571,340)
---------------------------------------------------------------------------------------------------------------
Total decrease in net assets                                                       (334,601,273)   (653,171,273)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               3,194,626,239   3,847,797,512
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income of $4,648,531 and
$3,171,496, respectively)                                                        $2,860,024,966  $3,194,626,239
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
----------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                       February 29
operating performance           (Unaudited)                                  Year ended August 31
----------------------------------------------------------------------------------------------------------------------------------
                                    2000             1999           1998             1997             1996             1995
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $10.46           $11.47         $12.89           $12.11           $12.01           $12.06
----------------------------------------------------------------------------------------------------------------------------------
Investment activities
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                .54(c)          1.11(c)        1.22(c)          1.20             1.16(c)          1.22
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.19)            (.93)         (1.35)             .72              .11             (.01)
----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .35              .18           (.13)            1.92             1.27             1.21
----------------------------------------------------------------------------------------------------------------------------------
Less distributions
----------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.55)           (1.11)         (1.28)           (1.14)           (1.15)           (1.22)
----------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --             (.02)          (.01)              --             (.02)              --
----------------------------------------------------------------------------------------------------------------------------------
From return of capital                --             (.06)            --               --               --             (.04)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.55)           (1.19)         (1.29)           (1.14)           (1.17)           (1.26)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $10.26           $10.46         $11.47           $12.89           $12.11           $12.01
----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)              3.43*            1.76          (1.75)           16.60            11.08            10.76
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $2,336,984       $2,488,892     $2,821,513       $3,259,440       $3,115,546       $2,997,467
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .46*             .93            .95              .96              .96              .95
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           5.25*           10.23           9.39             9.54             9.57            10.27
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             29.16*           50.65          69.23           130.77           184.86            81.70
----------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter includes amounts paid through expense offset arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
----------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                       February 29
operating performance           (Unaudited)                                 Year ended August 31
----------------------------------------------------------------------------------------------------------------------------------
                                    2000             1999           1998             1997             1996             1995
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $10.42           $11.43         $12.84           $12.07           $11.97           $12.03
----------------------------------------------------------------------------------------------------------------------------------
Investment activities
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                .50(c)          1.04(c)        1.12(c)          1.10             1.07(c)          1.09
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.19)            (.95)         (1.34)             .72              .11              .02
----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .31              .09           (.22)            1.82             1.18             1.11
----------------------------------------------------------------------------------------------------------------------------------
Less distributions
----------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.51)           (1.03)         (1.18)           (1.05)           (1.06)           (1.13)
----------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --             (.02)          (.01)              --             (.02)              --
----------------------------------------------------------------------------------------------------------------------------------
From return of capital                --             (.05)            --               --               --             (.04)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.51)           (1.10)         (1.19)           (1.05)           (1.08)           (1.17)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $10.22           $10.42         $11.43           $12.84           $12.07           $11.97
----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)              3.04*             .99          (2.42)           15.71            10.28             9.88
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $492,328         $669,009     $1,007,028       $1,226,880       $1,100,757         $762,947
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .84*            1.68           1.70             1.71             1.71             1.70
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           4.88*            9.53           8.64             8.79             8.84             9.52
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             29.16*           50.65          69.23           130.77           184.86            81.70
----------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter includes amounts paid through expense offset arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
----------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended                                                                         For the period
Per-share                       February 29                                                                       July 3, 1995+
operating performance           (Unaudited)                          Year ended August 31                         to August 31
----------------------------------------------------------------------------------------------------------------------------------
                                    2000           1999             1998             1997             1996             1995
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $10.45         $11.47           $12.88           $12.10           $12.00           $11.92
----------------------------------------------------------------------------------------------------------------------------------
Investment activities
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                .53(c)        1.09(c)          1.19(c)          1.16             1.14(c)           .21(c)
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.19)          (.95)           (1.34)             .73              .11              .07
----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .34            .14             (.15)            1.89             1.25              .28
----------------------------------------------------------------------------------------------------------------------------------
Less distributions
----------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.53)         (1.08)           (1.25)           (1.11)           (1.13)            (.19)
----------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --           (.02)            (.01)              --             (.02)              --
----------------------------------------------------------------------------------------------------------------------------------
From return of capital                --           (.06)              --               --               --             (.01)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.53)         (1.16)           (1.26)           (1.11)           (1.15)            (.20)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $10.26         $10.45           $11.47           $12.88           $12.10           $12.00
----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)              3.40*          1.42            (1.94)           16.33            10.88             2.38*
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                   $12,495        $15,264          $19,256          $24,382          $16,616             $964
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .59*          1.18             1.20             1.21             1.19              .20*
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           5.13*         10.00             9.10             9.29             9.45             1.65*
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             29.16*         50.65            69.23           130.77           184.86            81.70
----------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter includes amounts paid through expense offset arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Six months
                                                                                                    ended        For the period
Per-share                                                                                        February 29     Dec. 31, 1998+
operating performance                                                                            (Unaudited)      to August 31
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      2000             1999
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                 $10.46           $10.83
----------------------------------------------------------------------------------------------------------------------------------
Investment activities
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)                                                                              .56              .77
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                            (.20)            (.35)
----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                  .36              .42
----------------------------------------------------------------------------------------------------------------------------------
Less distributions
----------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                     (.56)            (.74)
----------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                                       --             (.01)
----------------------------------------------------------------------------------------------------------------------------------
From return of capital                                                                                  --             (.04)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                   (.56)            (.79)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                       $10.26           $10.46
----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                3.55*            3.92*
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                     $18,218          $21,461
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                              .34*             .46*
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                             5.38*            6.81*
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                               29.16*           50.65
----------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter includes amounts paid through expense offset arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



Notes to financial statements
February 29, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam High Yield Trust ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income by investing primarily in high-yielding, lower-rated fixed-income securities.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon bonds is amortized on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended February 29, 2000, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At August 31, 1999, the fund had a capital loss carryover of approximately $274,060,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover               Expiration
--------------               ----------------
  $110,229,000               August 31, 2000
    52,738,000               August 31, 2003
   111,093,000               August 31, 2007

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, and 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended February 29, 2000, fund expenses were reduced by $266,548 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $2,888 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 1.00% and 0.50% of the average net assets attributable to class A, class B and class M shares, respectively.

For the six months ended February 29, 2000, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $48,713 and $221 from the sale of class A and class M shares, respectively and $726,008 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended February 29, 2000, Putnam Mutual Funds Corp., acting as underwriter received $16 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended February 29, 2000 cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $850,469,305 and $1,173,251,097, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At February 29, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Six months ended February 29, 2000
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     17,540,769      $ 180,228,824
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    6,173,336         63,264,746
-----------------------------------------------------------------------------
                                                23,714,105        243,493,570

Shares
repurchased                                    (33,880,608)      (348,754,791)
-----------------------------------------------------------------------------
Net decrease                                   (10,166,503)     $(105,261,221)
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     44,981,104       $485,885,851
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   13,480,631        145,351,569
-----------------------------------------------------------------------------
                                                58,461,735        631,237,420

Shares
repurchased                                    (66,426,024)      (719,775,716)
-----------------------------------------------------------------------------
Net decrease                                    (7,964,289)     $ (88,538,296)
-----------------------------------------------------------------------------

                                           Six months ended February 29, 2000
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,106,676      $  21,518,060
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,292,525         13,208,976
-----------------------------------------------------------------------------
                                                 3,399,201         34,727,036

Shares
repurchased                                    (19,445,690)      (199,191,165)
-----------------------------------------------------------------------------
Net decrease                                   (16,046,489)     $(164,464,129)
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     10,378,015      $ 111,878,930
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    3,756,970         40,381,620
-----------------------------------------------------------------------------
                                                14,134,985        152,260,550

Shares
repurchased                                    (38,059,209)      (410,271,534)
-----------------------------------------------------------------------------
Net decrease                                   (23,924,224)     $(258,010,984)
-----------------------------------------------------------------------------

                                           Six months ended February 29, 2000
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         52,900          $ 545,981
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       49,029            502,858
-----------------------------------------------------------------------------
                                                   101,929          1,048,839

Shares
repurchased                                       (343,727)        (3,541,757)
-----------------------------------------------------------------------------
Net decrease                                      (241,798)       $(2,492,918)
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        357,667        $ 3,880,064
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      115,307          1,243,383
-----------------------------------------------------------------------------
                                                   472,974          5,123,447

Shares
repurchased                                       (691,778)        (7,478,474)
-----------------------------------------------------------------------------
Net decrease                                      (218,804)       $(2,355,027)
-----------------------------------------------------------------------------

                                           Six months ended February 29, 2000
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        122,168        $ 1,221,394
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      102,199          1,090,238
-----------------------------------------------------------------------------
                                                   224,867          2,311,632

Shares
repurchased                                       (501,638)        (5,155,123)
-----------------------------------------------------------------------------
Net decrease                                      (276,771)       $(2,843,491)
-----------------------------------------------------------------------------

                                             For the period December 31, 1998
                                                 (commencement of operations)
                                                           to August 31, 1999
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,485,552        $26,987,184
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      146,161          1,630,398
-----------------------------------------------------------------------------
                                                 2,631,713         28,617,582

Shares
repurchased                                       (579,797)        (6,284,615)
-----------------------------------------------------------------------------
Net increase                                     2,051,916        $22,332,967
-----------------------------------------------------------------------------

Note 5
Transactions with Affiliated Issuers

Transactions during the year with companies in which the fund owns at least 5% of the voting securities were as follows:

                     Purchase    Sales       Dividend          Market
Affiliates               cost     cost         Income           Value
---------------------------------------------------------------------
PSF Holdings LLC           --       --             --     $11,857,080
---------------------------------------------------------------------


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Century Growth Fund [DBL. DAGGER]

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund **

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 * Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Check your account balances and current performance at www.putnaminv.com.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

Rosemary H. Thomsen
Vice President and Fund Manager

Jeffrey A. Kaufman
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam High Yield Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


SA034-59730 014/324/2AC 4/00


PUTNAM INVESTMENTS                                   [SCALE LOGO OMITTED]
-------------------------------------------------------------------------
Putnam High Yield Trust
Supplement to Semiannual Report dated 2/29/00

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
-------------------------------------------------------------------------
Total return
for periods ended 2/29/00               NAV

6 months                                3.55%
I year                                  6.48
5 years                                46.01
Annual average                          7.86
10 years                              183.79
Annual average                         10.99
Life of fund (since 2/14/78)          748.14
Annual average                         10.19

Share value:                            NAV

8/31/99                               $10.46
2/29/00                               $10.26
-------------------------------------------------------------------------
Distributions:     No.    Income     Capital gains         Total
                    6     $0.558           $0             $0.558
-------------------------------------------------------------------------
Please note that past performance does not indicate future results. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Performance data reflects an expense limitation previously in effect. Without the expense limitation, total returns would have been lower. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.